Stock-based Activity (Details 3) - shares	Mar. 31, 2016	Dec. 31, 2015
Common stock reserved for future issuance	39,039,516	38,205,971
Common stock reserved for exercise of warrants [Member]
Common stock reserved for future issuance	8,876,336
Equity Option [Member]
Common stock reserved for future issuance	4,495,704
Reserved for conversion of preferred and warrants [Member}
Common stock reserved for future issuance	21,662,200
Stock Plan [Member]
Common stock reserved for future issuance	1,704,426
Restricted Stock [Member]
Common stock reserved for future issuance	2,300,850